Other Allowance for Funds Used During Construction (AFUDC) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended
	Nov. 01, 2008	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Feb. 10, 2012 PUGET ENERGY	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Non-Project Electric Utiliy Plant [Member]
Regulatory Assets [Line Items]
Line of Credit Facility, Term									5 years
Public Utilities, Allowance for Funds Used During Construction, Rate	8.25%							8.10%				7.80%
Useful Life																	30 years
Equity AFUDC										$ 5,179	$ 8,299	$ 14,485	$ 12,033	$ 32,431	$ 12,677	$ 4,177
Washington Commission AFUDC										178	365	319	4,271	5,108	3,715	10,693
Total in other income										5,357	8,664	14,804	16,304	37,539	16,392	14,870
Debt AFUDC		4,687	7,597	11,982	12,001	29,949	14,157			4,687	7,597	11,982	12,001	29,949	14,157
Total AFUDC										$ 10,044	$ 16,261	$ 26,786	$ 28,305	$ 67,488	$ 30,549	$ 24,084